Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings
This note provides a breakdown of borrowings in place as at December 31, 2024 and 2023.

(in €‘000)	Interest rate	Maturity	December 31, 2024	December 31, 2023
Renewed facility	Euribor* + 3.9%**	December 19, 2027	364,577	350,722
Convertible debt	15%***	December 27, 2031	147,437	—
Total			512,014	350,722
*The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**The margin of 3.9% will increase by 0.2% for the first time in December 2025.
***The bonds shall carry a compounding interest rate of 15% per annum.
Renewed facility
On December 19, 2022, the Group has entered into the renewed facility agreement with a group of lenders led by Société Générale and Banco Santander, increasing the total available facility by €230,000 thousand to €400,000 thousand, to further support its growth. The renewed facility consists of:
i.€170,000 thousand used to settle the old facility;
ii.up to €200,000 thousand to be used for financing and refinancing certain capital expenditures and permitted acquisitions (and for other permitted debt servicing uses); and
iii.up to €30,000 thousand to be used for issuance of guarantees and letters of credit (and when utilized by way of letters of credit, for general corporate purposes).
The renewed facility expires in December 2027 and bears interest at EURIBOR plus a margin. The principal terms and conditions of the renewed facility are as follows:
•drawdown stop when conditions precedent are not met;
•repayment in full at maturity date;
•commitment fee per year equals to 35% of the applicable margin and is payable for each undrawn facility in the period from the agreement signing date to the date being 42 months following the signing date. For the year ended December 31, 2024, the commitment fee was 1.365% per year (equal to 35% of the margin of 3.9%).
In December 2022, the Group completed the full drawdown of part (i) of the renewed facility, for a total amount of €170,000 thousand, that was used to repay the Group's old facility by a way of netting with the drawdown on the renewed facility. During 2024, the Group completed the last drawdown for the total amount of €8,390 thousand from part (ii) of this facility. Since the Group has utilized the maximum amount of credit as allowed under the part (ii) of the facility as of December 31, 2024, no additional commitment fees were incurred after this date.
In addition, part (iii) was partially utilized in 2024, by issuance of letters of credit to some of the renewable energy suppliers for a total amount of €10,712 thousand (2023: €12,500 thousand), and an amount of €6,461 thousand (2023: € nil) was withdrawn in cash from part (iii) of the facility for collateral provided in relation to certain bank guarantees provided to renewable suppliers and INEA. The Company intends to utilize these amounts for the next twelve months and pay interest at regular EURIBOR plus margin.
As of December 31, 2024 the unutilized amount from the guarantee facility (part (iii)) is €326 thousand ( December 31, 2023: €17,500 thousand). Refer to Note 35 for details.
In parallel to the renewed facility, the Group entered into two interest rate caps to hedge the interest rate risk on 65% of the outstanding loan amounts under the renewed facility. Details about the Group’s interest rate caps are included in Note 19 and Note 33.
Interest expenses on the Group’s old and renewed facilities are recognized as part of finance income/(costs) in the consolidated statement of profit or loss. Refer to Note 12 for details.
Convertible debt
On December 20, 2024, Allego N.V. and Meridiam Europe IV A S.A.S., entered into a convertible bond agreement for the first tranche of the Meridiam Contribution, pursuant to the TFA, with an aggregate principal amount of €150,000 thousand. The 15% convertible bonds were issued on December 27, 2024, when the proceeds were received by the Group. In accordance with the provisions of the agreement, the proceeds will be used for capex expenditures and operational requirements during 2025 and 2026. The Maturity Date of the first tranche is December 27, 2031. Under the TFA, the Company anticipates receiving additional committed funds from Meridiam amounting to EUR 150 million by the end of December 2025 and EUR 10 million by the end of December 2026. No financial covenants are applicable for the convertible bonds.
The bonds issued on December 27, 2024 carry a compounding interest rate of 15% per annum, which shall accrue and be added to the aggregate outstanding principal amount of such Bonds.
The convertible bond agreement includes several conversion options, as outlined below:
•Early redemption: the Company may redeem any or all of the outstanding bonds, on or after the third anniversary of the issuance date (and prior to the maturity date). The Company shall redeem the relevant bond(s) by paying to the relevant Bondholder(s) an amount in cash equal to the aggregate principal amount of such bond(s) plus the accrued interest.
•Acceleration on an event of default: on or at any time after the occurrence of an event of default (as defined in the agreement which includes customary events of default, such as failure to pay principal or interest, insolvency or liquidation of a Group Company, enforcement actions against material assets, suspension of business, and any event making it unlawful for the Company to fulfill its obligations) which is continuing, the Bondholder(s) shall have the option (but not the obligation) to declare by way of written notice to the Company (an acceleration notice) that some or all of the bonds (to the extent not already redeemed) shall be converted into Ordinary Shares by the Company, at: (a) a conversion price determined on the basis of a valuation of the Company applied in the most recent conversion event, provided a conversion event occurred within 6 months prior to the date of the acceleration notice; or (b) in the absence of the occurrence of a conversion event within 6 months prior to the date of the acceleration notice, a valuation performed by an independent third party.
•Optional conversion: for so long as (and, where applicable, to the extent that: (a) the maturity date (December 27, 2031) has not been reached; (b) the Company has not issued an early redemption notice; (c) no event of default has occurred; (d) the bonds have not otherwise been converted into Ordinary Shares or redeemed, the Bondholder(s) may elect, by delivery of a written notice to the Company to convert any or all of their bonds into Ordinary Shares at the applicable conversion price on the optional conversion date, upon the occurrence of: (a) a sale by Madeleine Charging B.V., any of its affiliates, and any Tagging Shareholder (as defined in the TFA) in a Third Party Sale (as defined in the TFA) of a number of Ordinary Shares resulting that Madeleine Charging B.V. no longer holds more than half of the issued and outstanding Ordinary Shares; or (b) a sale by Madeleine Charging B.V. or any of its affiliates in an initial public offering of securities by the Company of a number of Ordinary Shares resulting that Madeleine Charging B.V. no longer holds more than half of the issued and outstanding Ordinary Shares. Upon the conversion of one or more bonds in accordance with the above conditions, the relevant Bondholder(s) shall receive newly issued Ordinary Shares at 90% of the Company's valuation used in the applicable conversion event. The derivative related to a potential change of control had an immaterial fair value as of the balance sheet date, December 31, 2024, as the likelihood of such an event was considered remote.
If not redeemed early or converted into ordinary shares with their terms, as mentioned above, the bonds, together with accrued interest, are convertible into ordinary shares of Allego N.V., or redeemable at the discretion of Allego N.V., on the date that is seven years after the issuance date, on December 27, 2031. The conversion should be made at a conversion price determined on the basis of a valuation of the Company applied in the most recent conversion event, provided a conversion event occurred within 6 months prior to the maturity date, or in the absence of a conversion event within 6 months prior to the maturity date, a valuation performed by an independent third party. In both cases the amount is equal to the aggregate principal amount of such bonds plus the accrued interest.
EBRD facility
On July 8, 2024, the Group entered into a new facility agreement with the European Bank for Reconstruction and Development ("EBRD") for an amount of €20,000 thousand to support the development of EV-charging infrastructure, mainly in Poland. As of December 31, 2024 certain drawstop tests were not met, and as such, the Group has not drawn any amount from this facility.
The EBRD facility expires on June 18, 2029 and bears interest at EURIBOR plus a margin, however the Group can choose to apply for a fixed interest rate, subject to certain conditions. Under the terms of the facility, the Group is required to comply with financial covenants, including leverage ratio and interest cover ratio. The compliance with covenants under the EBRD facility agreement shall be tested every 6 months, with the testing period being the 12 months ending 31 December and 30 June.
Loan covenants
Under the terms of the renewed facility and the EBRD facility, the Company and its subsidiaries (other than specific unrestricted subsidiaries) are required to comply with financial covenants. The renewed facility also contains customary negative covenants, including, but not limited to, certain restrictions on the ability of the Company to merge and consolidate with other companies, incur indebtedness, grant liens or security interests on assets, pay dividends or make other restricted payments, sell or otherwise transfer assets or enter into transactions with affiliates. The renewed facility further provides that upon the occurrence of certain events of default, the obligations thereunder may be accelerated. Such events of default include non-payment, drawdown stop events, breach of financial and other covenants, cross default, insolvency, unlawfulness, material adverse change and other customary events of default. Details about the covenants and compliance with covenants are included in Note 34.
Assets pledged as security
The renewed facility is secured by pledges on the bank accounts (presented as part of cash and cash equivalents in Note 22 and non-current other financial assets in Note 19), pledges on trade and other receivables presented in Note 20 and pledges on the shares in the capital of Allego Holding B.V., Allego B.V., Allego GmbH and Allego France SAS held by the Group, which combined represent more than 85% of the Group's total assets. These pledges do not impact the ability of the Group to use these bank accounts and their balances.
The carrying amount of assets pledged as security for the renewed facility are as follows:

(in €‘000)	December 31, 2024	December 31, 2023
Current assets
Floating charge
Cash and cash equivalents	159,623	40,628
Trade receivables	5,478	7,178
Other receivables	—	—
Total current assets pledged as security	165,101	47,806

Non-current assets
Floating charge
Non-current other financial assets	20,242	10,500
Total current assets pledged as security	20,242	10,500

Total assets pledged as security	185,343	58,306
Transaction costs
During the year ended December 31, 2024, the Group incurred €2,564 thousand (2023: €624 thousand, 2022: €11,657 thousand) of transaction costs, which are directly attributable to the convertible debt (2023 and 2022: directly attributable to the old and renewed facility). These costs are included in the measurement of the respective drawdowns and are amortized over the term of these drawdowns using the effective interest method. Additionally, the Group also incurred €174 thousand of transaction costs and €111 thousand of commitment fees related to the EBRD facility. These costs are classified as prepaid expenses, since no drawdowns were executed before December 31, 2024 from this facility.
The Group withdrawn in full the funds available under the parts (i) and (ii) of the renewed facility. Therefore, no additional commitment fees were incurred after December 31, 2024. Part (iii) of the renewed facility is mainly utilized by the issuance of guarantees and letters of credit to the Group's counterparties, thus limited drawdowns were made by the Group from this facility. The issued guarantees or letters of credit represent off-balance sheet commitments, refer to Note 35 for further details. As such, the commitment fee is capitalized as a prepayment for liquidity services, amortized over the period of that part of the facility and recognized in the consolidated statement of profit or loss, within finance income/(costs). During the years ended December 31, 2024 and December 31, 2023, the Group did not incur material commitment fees for part (iii) of the renewed facility.
Maturity profile of borrowings
The maturity profile of the borrowings is included in Note 33.
Changes in liabilities arising from financing activities
The movements in liabilities from financing activities in 2024 and 2023 have been as follows:

(in €‘000)	Renewed facility	Convertible Bond	Lease liabilities	Total
As at January 1, 2023	269,033	—	51,324	320,357
Proceeds from borrowings	82,400	—	—	82,400
Transaction fees	(624)	—	—	(624)
Payment of principal portion of lease liabilities	—	—	(4,692)	(4,692)
New leases	—	—	37,932	37,932
Termination of leases	—	—	(393)	(393)
Foreign exchange adjustments	—	—	(684)	(684)
Other changes	(87)	—	3	(84)
As at December 31, 2023	350,722	—	83,490	434,212
Proceeds from borrowings	14,851	150,000	—	164,851
Transaction fees	—	(2,564)	—	(2,564)
Payment of principal portion of lease liabilities	—	—	(7,362)	(7,362)
New leases	—	—	55,704	55,704
Termination of leases	—	—	(16,349)	(16,349)
Foreign exchange adjustments	—	—	931	931
Other changes	(996)	1	1	(994)
As at December 31, 2024	364,577	147,437	116,415	628,429
Other changes for the year ended December 31, 2024 reflect a decrease of €994 thousand (2023: an decrease of €84 thousand) which primarily include the effect of accrued interest on the Group’s borrowings of €28,116 thousand (2023: €23,364 thousand), offset by interest payments on the Group’s borrowings of €14,048 thousand (2023: €9,407 thousand), interest payable classified to trade and other payables of €14,897 thousand (2023: €13,019 thousand), fees paid of €166 thousand (2023: €1,080 thousand) and fees payable classified to trade and other payables of € nil (2023: €56 thousand). The Group presents interest paid as cash flows from operating activities.